Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
11. FAIR VALUE OF ASSETS AND LIABILITIES
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities recorded at fair value on a recurring basis as of December 31, 2012 and 2011 are set forth as follows:

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$527	$527	$—	$—
Available for sale securities**	11	11	—
Foreign exchange contracts ***	1	—	1	—
Total	$539	$538	$1	$—
Liabilities:
Interest rate swap ****	$16	$—	$16	$—
Foreign exchange contracts****	4	—	4	—
Total	$20	$—	$20	$—

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$33	$33	$—	$—
Available for sale securities**	10	10	—	—
Foreign exchange contracts ***	6	—	6	—
Total	$49	$43	$6	$—
Liabilities:
Interest rate swap ****	$9	$—	$9	$—
Foreign exchange contracts****	$3	$—	$3	$—
Total	$12	$—	$12	$—
_____________
*    Included in Cash and cash equivalents in the Consolidated Balance Sheets.
**    Included in Other assets in the Consolidated Balance Sheets.
***    Included in Other current assets in the Consolidated Balance Sheets.
****    Included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets.
Deposits Held in Money Market Funds - A portion of the Company’s excess cash is held in money market funds which generate interest income based on prevailing market rates. Money market fund holdings are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy.

Available-For-Sale Securities - The Company has investments in mutual funds and equity securities that are valued using the market approach with quotations from the NASDAQ stock exchange and two stock exchanges in Japan. As a result, available-for-sale securities are classified within Level 1 of the valuation hierarchy.

Interest rate swap - As a result of our Senior Secured Credit Facility, we are exposed to risk from changes in LIBOR, which may adversely affect our financial condition. To manage our exposure and mitigate the impact of changes in LIBOR on our financial results, we hedge a portion of our forecasted interest payments through the use of an interest rate swap agreement. The interest rate swap is valued using the income approach inclusive of nonperformance and counterparty risk considerations and is classified within Level 2 of the valuation hierarchy.

Foreign Exchange Contracts - As a result of our global operating activities, we are exposed to risks from changes in foreign currency exchange rates, which may adversely affect our financial condition. To manage our exposures and mitigate the impact of currency fluctuations on our financial results, we hedge our primary transactional exposures through the use of foreign exchange forward and option contracts. The foreign exchange contracts are valued using the market approach based on observable market transactions of forward rates and are classified within Level 2 of the valuation hierarchy.

Assets Measured at Fair Value on a Non-recurring Basis

Certain assets have been measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3). The following table presents the nonrecurring losses recognized for the years ended December 31, and the carrying value and asset classification of the related assets as of December 31:

In millions	2012		2011
	Carrying Value	Total Losses	Carrying Value	Total Losses
Property, plant and equipment	$—	$—	$144	$(81)
Goodwill	—	—	5	(5)
Definite-lived intangible assets	—	—	4	(2)
Investment	—	(7)	—	—
Total	$—	$(7)	$153	$(88)

NCR measures certain assets, including intangible assets and cost and equity method investments, at fair value on a non-recurring basis. These assets are recognized at fair value when initially valued and when deemed to be impaired.

NCR reviews the carrying values of investments when events and circumstances warrant and considers all available evidence in evaluating when declines in fair value are other-than-temporary declines. NCR carries equity investments in privately-held companies at cost or at fair value when NCR recognizes an other-than-temporary impairment charge. During 2012, we measured the fair value of an investment utilizing the income approach based on the use of discounted cash flows. The discounted cash flows are based on unobservable inputs, including assumptions of projected revenues, expenses, earnings, capital spending, as well as a discount rate determined by management's estimates of risk associated with the investment. As a result, for the twelve months ended December 31, 2012, we recorded an other-than-temporary impairment charge of $7 million in Other (expense) income, net in the Consolidated Statements of Operations based on Level 3 valuations.

The property, plant and equipment, goodwill, and definite-lived intangible assets were valued in 2011 using a market approach based on an independent third-party market price. For the twelve months ended December 31, 2011, we recorded $88 million within income (loss) on discontinued operations in the Consolidated Statements of Operations. Refer to Note 4, "Goodwill and Other Long-Lived Assets" for additional discussion.